Promissory Notes (Details Narrative) - Promissory Note [Member] - Chief Executive Officer [Member] - USD ($)	1 Months Ended
	May 31, 2018	Dec. 31, 2019
Short-term Debt [Line Items]
Notes payable outstanding		$ 319,351
Accrued interest payable		$ 12,574
Minimum [Member]
Short-term Debt [Line Items]
Federal rate, percentage	2.18%
Maximum [Member]
Short-term Debt [Line Items]
Federal rate, percentage	2.38%